Operations and Reorganization - Contractual agreements with major VIEs (Details) - shareholder	Oct. 10, 2017	Jun. 02, 2015	Nov. 03, 2014
Shanghai Kuanyu Digital Technology Co., Ltd. ("Shanghai Kuanyu").
Contractual agreements with major VIEs
Number of nominee shareholders to be removed		1
Shanghai Hode Information Technology Co., Ltd. ("Shanghai Hode").
Contractual agreements with major VIEs
Number of nominee shareholders to be removed	1
Hode Shanghai Limited. ("Hode Technology") | Shanghai Hode, and the nominee shareholders of Shanghai Hode | Exclusive Technology Consulting and Services Agreements
Contractual agreements with major VIEs
Term of agreement			10 years
Termination notice before the term ends			90 days
Hode Shanghai Limited. ("Hode Technology") | Shanghai Kuanyu and the nominee shareholders of Shanghai Kuanyu | Exclusive Technology Consulting and Services Agreements
Contractual agreements with major VIEs
Term of agreement			10 years
Termination notice before the term ends			90 days